SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO LEASES (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating lease right-of-use asset		$ 60,357	$ 415,285
Current portion		62,323	364,738
Non-current portion			62,323
Total		$ 62,323	$ 427,061